Equity_Details of hybrid securities classified as owners equity (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 USD ($)
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Hybrid securities	₩ 1,895,366	₩ 997,544	$ 1,745,112
Description of nature of bond type hybrid securities of other equity interest classified as owners equity	The hybrid securities mentioned above do not have maturity date but are redeemable after 5 years from date of issuance.	The hybrid securities mentioned above do not have maturity date but are redeemable after 5 years from date of issuance.
Hybrid securities of other equity interest in local currency issued in 201901
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Jul. 18, 2019	Jul. 18, 2019
Maturity	-	-
Interest rate (%)	3.49%	3.49%
Hybrid securities	₩ 500,000	₩ 500,000
Hybrid securities of other equity interest in local currency issued in 201902
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Oct. 11, 2019	Oct. 11, 2019
Maturity	-	-
Interest rate (%)	3.32%	3.32%
Hybrid securities	₩ 500,000	₩ 500,000
Hybrid securities of other equity interest in local currency issued in 202001
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Feb. 06, 2020
Maturity	-
Interest rate (%)	3.34%
Hybrid securities	₩ 400,000
Hybrid securities of other equity interest in local currency issued in 202002
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Jun. 12, 2020
Maturity	-
Interest rate (%)	3.23%
Hybrid securities	₩ 300,000
Hybrid securities of other equity interest in local currency issued in 202003
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Oct. 23, 2020
Maturity	-
Interest rate (%)	3.00%
Hybrid securities	₩ 200,000
Issuance cost
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Hybrid securities	₩ (4,634)	₩ (2,456)